CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS'DERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Redeemable Noncontrolling Interest [Member]	Ordinary Shares Class A [Member]	Ordinary Shares Class V [Member]	Ordinary Shares Treasury Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Stockholders Equitydeficit [Member]	Noncontrolling Interest [Member]	Total
Balance as at April 1, 2023 at Mar. 31, 2023		$ (0)	$ (0)	$ (0)		$ 7,221	$ 6,318	$ (1,349)	$ 12,190	$ 1,279	$ 13,469
Beginning balance, shares at Mar. 31, 2023			10,000
Transition period adjustment pursuant to ASC 326, net of tax							(190)		(190)	(33)	(223)
Adjusted Balance, value						7,221	6,128	(1,349)	12,000	1,246	13,246
Adjusted Balance, shares			10,000
Stock-based compensation						1,626			1,626		1,626
Net changes in net stockholders’ investment						(10)			(10)		(10)
Share in Pre-Merger net income							1,479		1,479	137	1,616
Share in Pre-Merger other comprehensive income								(169)	(169)	(22)	(191)
Impact of reverse recapitalization (Refer note 1)		9,581	$ 2	$ 0		(38,492)	(4,701)	936	(42,255)	(1,354)	(43,609)
Impact of reverse recapitalization (Refer note 1), shares			15,247,666	1
Settlement of accounts payable through issuance of shares						903			903		903
Settlement of accounts payable through issuance of shares, shares			361,338
Net income for the period post Business Combination upto redeemable noncontrolling interest reclass		1,391					12,484		12,484		12,484
Other comprehensive loss post Business Combination upto redeemable noncontrolling interest reclass		10						7	7		7
Reclassification of redeemable noncontrolling interest to noncontrolling interest		(10,254)								10,254	10,254
Net income for the period post Business Combination post redeemable noncontrolling interest reclass		6					1,694		1,694	65	1,759
Other comprehensive loss post Business Combination post redeemable noncontrolling interest reclass								1	1		1
Reclassification of negative additional paid-in capital						28,752	(28,752)
Balance as at March 31, 2024 at Mar. 31, 2024		734	$ 2	$ 0	$ (0)	(0)	(11,668)	(574)	(12,240)	10,326	(1,914)
Beginning balance, shares at Mar. 31, 2024			15,619,004	1
Net loss for the period prior to share exchange							(430)		(430)	(244)	(674)
Other comprehensive loss for the period prior to share exchange								(1)	(1)		(1)
Issuance of Class A ordinary shares with respect to share exchange agreement			$ 2			9,396			9,398	(9,396)	2
Issuance of Class A ordinary shares with respect to share exchange agreement, shares			21,337,000
Issuance of Class A ordinary shares in connection with private placement						4,675			4,675		4,675
Issuance of Class A ordinary shares in connection with private placement, shares			2,211,778
Settlement of accounts payable through issuance of Class A ordinary shares			$ 1			342			343		343
Settlement of accounts payable through issuance of Class A ordinary shares, shares			181,639
Stock-based compensation						12,746			12,746		12,746
Stock based compensation, shares			9,031,027
Net (loss) / income for the period post share exchange		(719)					(19,282)		(19,282)	(919)	(20,201)
Other comprehensive loss for the period post share exchange		(57)						(333)	(333)	(25)	(358)
Settlement of forward purchase agreement put option liability through issuance of Class A ordinary shares						44			44		44
Settlement of forward purchase agreement put option liability through issuance of Class A ordinary shares, shares			57,811
Reversal of additional bonus shares issued	[1]
Reversal of additional bonus shares issued, shares	[1]		(241)
Purchase of Treasury Stock					$ (724)				(724)		(724)
Purchase of Treasury Stock, shares			(1,285,392)		1,285,392
Balance as at March 31, 2024 at Mar. 31, 2025		$ (42)	$ 5	$ 0	$ (724)	$ 27,203	$ (31,380)	$ (908)	$ (5,804)	$ (258)	$ (6,062)
Beginning balance, shares at Mar. 31, 2025			47,152,626	1	1,285,392

[1]	Reversal of excess bonus shares issued to Cowen and Company, LLC, which was mistakenly credited with 1,209 bonus shares instead of 968. This error has now been rectified.